Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of loss before provision for income taxes
Domestic and international pre-tax loss consists of the following:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
U.S.	46,225,053	13,591,329
Canada	(628,230)	(306,208)
Loss before provision for income taxes	45,596,823	13,285,121

Summary of provision for income taxes
Income tax expense attributable to operations is comprised of the following:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Current income tax:
Federal	75	10,000
State	(114)	4,114
Foreign	240,105	73,768
Total current expense	240,066	87,882
Deferred income tax:
Federal	—	—
State	—	—
Foreign	65,592	—
Total deferred expense	65,592	—
Total provision for income tax	305,658	87,882

Summary of reconciliation of the United States federal statutory income tax rate to the Company's effective income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Provision for income taxes at the Company’s statutory tax rate of 21%	(9,575,333)	(2,789,875)
State income taxes, net of federal tax benefit	(1,496,432)	(574,046)
Change in valuation allowance	10,570,870	3,412,396
Permanent items and other	806,553	39,407
Provision for income taxes at the Company’s effective income tax rate	305,658	87,882

Summary of net deferred tax assets	Significant components of our deferred tax assets and liabilities are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Net operating loss carryforwards	12,909,104	1,910,665
License agreements	1,763,889	967,268
Start-up costs	233,205	13,679
Share based compensation	811,236	422,280
Reserves and accruals	266,480	45,110
Other	74,763	55,889
Total deferred tax assets	16,058,677	3,414,891
Valuation allowance	(16,054,274)	(3,414,891)
Net deferred tax assets	4,403	—

Deferred tax liabilities
Unrealized exchange gain	(69,995)	—
Total deferred tax liabilities	(69,995)	—

Net deferred tax liabilities	(65,592)	—